Other investments (Details) € in Millions, R in Millions, $ in Millions			12 Months Ended
	May 10, 2023	Oct. 27, 2021	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 ZAR (R)	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Feb. 28, 2022 ZAR (R)	Feb. 28, 2022 EUR (€)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ZAR (R)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 3,179	R 3,340							R 3,367
Financial assets measured at fair value			R 1,233	855							224		R 244
Rhyolite Ridge
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Expected proportion of ownership interest in joint venture			50.00%
Century
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
Ioneer Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Government loan | $					$ 700
Ioneer Limited | Rhyolite Ridge
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in subsidiary			100.00%
Designated at FVTOCI investments: | Equity investments | Rand Mutual Assurance Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 166	149							140
Designated at FVTOCI investments: | Equity investments | Furuya Metal Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 500	455							668
Proportion of ownership			4.70%
Designated at FVTOCI investments: | Equity investments | Aldebaran
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 304	238							241
Proportion of ownership			14.35%
Designated at FVTOCI investments: | Equity investments | Generation Mining Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 106	322							144
Proportion of ownership			13.90%
Designated at FVTOCI investments: | Equity investments | Ioneer Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 277	643							1,353
Proportion of ownership			6.91%
Designated at FVTOCI investments: | Equity investments | Century
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 0	258							698
Proportion of ownership		19.90%
Designated at FVTOCI investments: | Equity investments | Other
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			22	98							123
Mandatorily measured at FVTPL investments: | Verkor SA
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments | $					951			$ 554				$ 0
Loan						R 303	€ 15		R 409	€ 25
Financial assets measured at fair value			951	554
Gains (losses) on financial assets at fair value through profit or loss			93	145
Mandatorily measured at FVTPL investments: | EnHyWhere
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments | $					$ 107			$ 78				$ 0
Mandatorily measured at FVTPL investments: | Other
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			452	380							0
Amortised cost investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 294	R 165							R 0